UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

			Name:    Millennium Global Estate GP LLC
			Address: 666 Fifth Ave, 8th Floor
         			 New York, NY 10103


			13F File Number: 028-12858

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Williams
Title: Chief Financial Officer of its Managing Member
Phone: 212-841-4100

Signature,                               Place,             and Date of Signing:


/s/ Robert Williams                      New York, NY       11/14/2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT.
|X| 13F NOTICE.
|_| 13F COMBINATION REPORT.

Positions managed by this Institutional Investment Manger are reported on the following holding report:

     Form 13F File Number                       Name

     028-10684                                 	Millennium Management LLC